Deferred Revenues and Contract Liabilities - Summary of Deferred Revenues and Contract Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Accruals and deferred income [abstract]
Deferred revenues and contract liabilities	$ 20,454	$ 27,975
Other	299
Total Deferred revenue and contract liabilities	$ 20,754	$ 27,975	$ 40,615	$ 61,357